Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Accumulated amortization, beginning balance	$ 703	$ 468
Additions	207	235
Accumulated amortization, ending balance	$ 910	$ 703